Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2018	Jun. 30, 2017
Document Information [Line Items]
Entity Registrant Name	OHIO VALLEY BANC CORP
Entity Central Index Key	0000894671
Trading Symbol	ovbc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		4,719,783
Entity Public Float			$ 144,879,867
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false